Investment in Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summary of Unaudited Financial Information Related to the Balance Sheet
A summary of unaudited financial information for the merchant alliances and other affiliates accounted for under the equity method of accounting is presented below.

	As of December 31,
(in millions)	2014	2013
Total assets	$2,865	$3,244
Total liabilities	2,759	2,905

Summary of Unaudited Financial Information Related to the Income Statement
This affiliate became significant during the second quarter of 2014 and its summarized financial information is presented below for the periods indicated:

(in millions)	Three months ended March 31, 2015
Net operating revenues	$211
Operating expenses	89
Operating income	$122
Net income	$122
FDC equity earnings	38

	Year ended December 31,
(in millions)	2014	2013	2012
Net operating revenues	$1,357	$1,369	$1,278
Operating expenses	638	675	630
Operating income	$719	$694	$648
Net income	$696	$664	$639
FDC equity earnings	220	188	158

Schedule of Estimated Future Amortization Expense for Intangible Assets
The non-goodwill portion of this amount is considered an identifiable intangible asset that is amortized. The estimated future amortization expense for these intangible assets as of December 31, 2014 is as follows:

Year ended December 31, (in millions)	Amount
2015	$57
2016	51
2017	47
2018	29
2019	5
Thereafter	—